Related Party Transactions (Affiliate Commercial Mortgage Loan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Commercial Mortgage Loans	$ 4,928,680	$ 2,832,560
Affiliated Entity | Commercial mortgage Loans
Related Party Transaction [Line Items]
Interest Rates	8.67%
Commercial Mortgage Loans	$ 72,225	$ 73,412